Cover	Feb. 14, 2023
Entity Addresses [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 2 on Form 8-K/A (this “Amendment”) amends the Current Report on Form 8-K of Ocean Biomedical, Inc. (f/k/a Aesther Healthcare Acquisition Corp.) (the “Company”), originally filed by the Company with the Securities and Exchange Commission (“SEC”) on February 15, 2023 (the “Original Filing”), and amended by Amendment No. 1 filed with the SEC on February 15, 2023, in which the Company reported, among other events, the consummation of the Business Combination (as defined in the Original Report) on February 14, 2023.
Document Period End Date	Feb. 14, 2023
Entity File Number	001-40793
Entity Registrant Name	Ocean Biomedical, Inc.
Entity Central Index Key	0001869974
Entity Tax Identification Number	87-1309280
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	55 Claverick St.
Entity Address, Address Line Two	Room 325
Entity Address, City or Town	Providence
Entity Address, State or Province	RI
Entity Address, Postal Zip Code	02903
City Area Code	(401)
Local Phone Number	444-7375
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common stock, par value $0.0001 per share
Entity Addresses [Line Items]
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	OCEA
Security Exchange Name	NASDAQ
Warrants, each warrant exercisable for one share of common stock at an exercise price of $11.50
Entity Addresses [Line Items]
Title of 12(b) Security	Warrants, each warrant exercisable for one share of common stock at an exercise price of $11.50
Trading Symbol	OCEAW
Security Exchange Name	NASDAQ
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Aesther Healthcare Acquisition Corp.
Entity Address, Address Line Two	515 Madison Avenue
Entity Address, Address Line Three	Suite 8078
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022